Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events	Subsequent EventsIn July 2022, the Company reached an agreement with one of its customers to settled $@ million in accounts receivable in the form of copper concentrates, as the customer had an accident at one of its operational plants and was unable to process its concentrates. The customer's operations has since resumed and the Company expects the remaining balance of its outstanding receivables to be fully recoverable.